INTEREST EXPENSE (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Debt Instrument [Line Items]
Amortization of deferred financing costs	$ 653,000	$ 653,000	$ 653,000
Credit Facility [Member]
Debt Instrument [Line Items]
Margin added to LIBOR, lower range (in hundredths)	0.70%
Margin added to LIBOR, upper range (in hundredths)	1.20%
Amortization of deferred financing costs	653,000	653,000	653,000
Deferred financing costs	$ 1,100,000	$ 1,800,000